Contents of Significant Accounts - Property, Plant and Equipment - Additional Information (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	$ 84,974	$ 0	$ 0
Cash-generating units [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	$ 85,000